United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Six months ended 04/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Index Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Mid-Cap Index Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	16.7%
Information Technology	15.8%
Industrials	15.5%
Consumer Discretionary	12.1%
Real Estate	9.7%
Health Care	8.9%
Materials	6.6%
Utilities	4.4%
Energy	3.6%
Consumer Staples	2.7%
Communication Services	2.6%
Securities Lending Collateral[2]	2.1%
Cash Equivalents[3]	1.7%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities—Net[5]	(2.5)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.0%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.6%
		Communication Services—2.6%
14,222	[2]	AMC Networks, Inc.	$830,707
1,623		Cable One, Inc.	1,721,240
23,507	[2]	Cars.com, Inc.	489,181
37,540		Cinemark Holdings, Inc.	1,578,557
51,364	[2]	Live Nation Entertainment, Inc.	3,356,124
8,570		Meredith Corp.	505,630
39,868		New York Times Co., Class A	1,321,624
77,124		Tegna, Inc.	1,227,814
30,933		Telephone and Data System, Inc.	986,144
16,605		Wiley (John) & Sons, Inc., Class A	766,819
17,961		World Wrestling Entertainment, Inc.	1,506,030
26,636	[2]	Yelp, Inc.	1,067,038
		TOTAL	15,356,908
		Consumer Discretionary—12.1%
21,728		Aaron's, Inc.	1,210,032
33,566		Adient PLC	775,375
18,981	[2]	Adtalem Global Education, Inc.	936,143
57,672		American Eagle Outfitters, Inc.	1,371,440
12,541	[2]	AutoNation, Inc.	525,844
50,411	[3]	Bed Bath & Beyond, Inc.	842,368
29,097		Boyd Gaming Corp.	837,412
6,331		Brinker International, Inc.	270,777
29,570		Brunswick Corp.	1,514,280
204,681	[2,3]	Caesars Entertainment Corp.	1,915,814
16,046		Carter's, Inc.	1,699,432
15,358	[3]	Cheesecake Factory, Inc.	762,064
11,971		Churchill Downs, Inc.	1,207,275
8,184	[3]	Cracker Barrel Old Country Store, Inc.	1,380,968
51,764		Dana, Inc.	1,009,398
11,866	[2]	Deckers Outdoor Corp.	1,877,320
17,417		Delphi Technologies PLC	385,438
23,397		Dick's Sporting Goods, Inc.	865,689
7,051	[3]	Dillard's, Inc., Class A	482,641
13,690		Domino's Pizza, Inc.	3,704,240
27,235		Dunkin' Brands Group Inc.	2,032,548
Semi-Annual Shareholder Report
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
20,838	[2]	Eldorado Resorts, Inc.	$1,028,772
20,901	[2]	Five Below, Inc.	3,059,697
90,679		Gentex Corp.	2,088,337
81,960		Goodyear Tire & Rubber Co.	1,574,452
1,436		Graham Holdings Co.	1,067,566
10,716	[2]	Helen of Troy Ltd.	1,543,104
9,383		International Speedway Corp., Class A	413,978
5,081		Jack in the Box, Inc.	391,745
31,098		KB HOME	805,749
10,318		Marriott Vacations Worldwide Corp.	1,089,890
35,167	[2]	Michaels COS, Inc.	395,277
9,985	[2]	Murphy USA, Inc.	853,418
1,174	[2]	NVR, Inc.	3,701,011
16,784	[2]	Ollie's Bargain Outlet Holding, Inc.	1,605,222
1,502	[3]	Papa John's International, Inc.	76,842
49,025	[2]	Penn National Gaming, Inc.	1,062,372
20,099		Polaris Industries, Inc., Class A	1,937,544
13,004		Pool Corp.	2,389,355
43,959	[2]	Sally Beauty Holdings, Inc.	778,074
21,280	[2]	Scientific Games Corp.	492,206
68,660		Service Corp. International	2,856,943
27,991		Signet Jewelers Ltd.	648,831
25,340		Six Flags Entertainment Corp.	1,345,301
46,907	[2]	Skechers USA, Inc., Class A	1,485,076
12,608	[2]	Sotheby's Holdings, Inc., Class A	531,805
14,572	[2]	Tempur Sealy International, Inc.	894,721
27,404		Texas Roadhouse, Inc.	1,480,090
65,060		The Wendy's Co.	1,210,767
18,631		Thor Industries, Inc.	1,227,224
47,071		Toll Brothers, Inc.	1,793,405
25,996	[2]	TRI Pointe Group, Inc.	339,248
5,955		Tupperware Brands Corp.	141,729
27,521	[2]	Urban Outfitters, Inc.	818,199
10,346	[2]	Visteon Corp.	683,043
27,278	[2]	Weight Watchers International, Inc.	557,017
26,177	[3]	Williams-Sonoma, Inc.	1,496,539
33,409		Wyndham Destinations, Inc.	1,455,296
Semi-Annual Shareholder Report
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
33,223		Wyndham Hotels & Resorts, Inc.	$1,851,186
		TOTAL	72,777,529
		Consumer Staples—2.7%
11,971		Casey's General Stores, Inc.	1,584,362
19,669	[2]	Edgewell Personal Care Co.	810,953
22,798		Energizer Holdings, Inc.	1,091,796
65,048		Flowers Foods, Inc.	1,414,144
17,510	[2,3]	Hain Celestial Group, Inc.	382,068
23,218		Ingredion, Inc.	2,199,906
6,248		Lancaster Colony Corp.	929,140
19,736		Nu Skin Enterprises, Inc., Class A	1,003,970
21,998	[2]	Post Holdings, Inc.	2,480,934
4,389		Sanderson Farms, Inc.	665,504
43,925	[2]	Sprouts Farmers Market, Inc.	940,874
2,769	[2]	The Boston Beer Co., Inc., Class A	858,418
8,022		Tootsie Roll Industries, Inc.	311,494
23,738	[2]	TreeHouse Foods, Inc.	1,589,971
		TOTAL	16,263,534
		Energy—3.6%
24,852	[2]	Apergy Corp.	986,376
39,042	[2]	Callon Petroleum Corp.	293,205
364,313	[2,3]	Chesapeake Energy Corp.	1,060,151
70,068	[2]	CNX Resources Corp.	627,809
15,857		Core Laboratories NV	1,005,175
65,477		Ensco Rowan PLC	914,717
88,526		EQT Corp.	1,810,357
66,139		Equitrans Midstream Corp.	1,377,675
19,837	[2]	Matador Resources Co.	390,591
68,457	[2]	McDermott International, Inc.	553,817
53,290		Murphy Oil Corp.	1,451,620
43,233	[2]	Oasis Petroleum Inc.	263,721
29,889	[2]	Oceaneering International, Inc.	573,869
74,663		Patterson-UTI Energy, Inc.	1,014,670
49,435		PBF Energy, Inc.	1,660,027
116,267	[2]	QEP Resources, Inc.	874,328
70,087		Range Resources Corp.	633,587
38,296		SM Energy Co.	610,055
185,609	[2]	Southwestern Energy Co.	733,156
Semi-Annual Shareholder Report
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
203,082	[2]	Transocean Ltd.	$1,596,225
20,877		World Fuel Services Corp.	644,055
156,829	[2]	WPX Energy Inc.	2,178,355
		TOTAL	21,253,541
		Financials—16.7%
4,813	[2]	Alleghany Corp.	3,161,564
24,515		American Financial Group, Inc.	2,538,038
58,185		Associated Banc-Corp.	1,320,218
21,249		BancorpSouth Bank	647,670
13,284		Bank of Hawaii Corp.	1,094,336
42,814		Bank OZK	1,397,877
48,018		Berkley, W. R. Corp.	2,943,503
39,549	[2]	Brighthouse Financial, Inc.	1,652,753
76,792		Brown & Brown	2,438,146
27,285		Cathay Bancorp, Inc.	1,003,815
25,527		Chemical Financial Corp.	1,121,401
57,936		CNO Financial Group, Inc.	958,841
32,545		Commerce Bancshares, Inc.	1,966,694
21,001		Cullen Frost Bankers, Inc.	2,135,592
54,538		East West Bancorp, Inc.	2,807,616
40,435		Eaton Vance Corp.	1,680,883
14,524		Evercore, Inc., Class A	1,415,073
12,660		FactSet Research Systems	3,492,514
34,044		Federated Investors, Inc.	1,046,172
43,447		First American Financial Corp.	2,479,086
23,012		First Financial Bankshares, Inc.	1,415,698
88,873		First Horizon National Corp.	1,341,094
114,838		FNB Corp. (PA)	1,392,985
57,300		Fulton Financial Corp.	988,425
162,881	[2]	Genworth Financial, Inc., Class A	617,319
16,474	[2]	Green Dot Corp.	1,050,547
30,397		Hancock Whitney Corp.	1,329,565
16,195		Hanover Insurance Group, Inc.	1,953,279
55,638		Home Bancshares, Inc.	1,067,693
20,246		Interactive Brokers Group, Inc., Class A	1,098,143
17,071		International Bancshares Corp.	707,934
58,277		Janus Henderson Group PLC	1,461,004
17,109		Kemper Corp.	1,537,757
Semi-Annual Shareholder Report
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
30,992		Legg Mason, Inc.	$1,036,682
1,679	[2]	LendingTree, Inc.	646,113
11,558		Marketaxess Holdings, Inc.	3,216,938
8,080		Mercury General Corp.	434,542
97,719		Navient Corp.	1,320,184
163,212		New York Community Bancorp, Inc.	1,898,156
93,815		Old Republic International Corp.	2,097,703
48,123		PacWest Bancorp	1,903,265
25,690		Pinnacle Financial Partners, Inc.	1,491,818
13,982		Primerica, Inc.	1,821,715
21,728		Prosperity Bancshares, Inc.	1,600,050
21,697		Reinsurance Group of America	3,287,313
12,378		RenaissanceRe Holdings Ltd.	1,923,046
44,886		SEI Investments Co.	2,444,043
18,957		Signature Bank	2,503,651
153,533		SLM Corp.	1,559,895
75,022		Sterling Bancorp	1,606,971
25,405		Stifel Financial Corp.	1,515,916
61,290		Synovus Financial Corp.	2,259,149
68,498		TCF Financial Corp.	1,515,861
18,006	[2]	Texas Capital Bancshares, Inc.	1,165,528
13,893		Trustmark Corp.	499,592
14,321		UMB Financial Corp.	1,000,465
90,711		Umpqua Holdings Corp.	1,574,743
33,116		United Bankshares, Inc.	1,299,472
85,027		Valley National Bancorp	891,083
29,395		Washington Federal, Inc.	974,150
30,282		Webster Financial Corp. Waterbury	1,608,883
23,073		Wintrust Financial Corp.	1,758,163
		TOTAL	100,118,325
		Health Care—8.9%
20,736	[2,3]	Acadia Healthcare Co., Inc.	663,967
63,532	[2]	Allscripts Healthcare Solutions, Inc.	627,061
12,153	[2]	Amedisys, Inc.	1,553,396
9,480	[2]	Avanos Medical, Inc.	397,686
7,011	[2]	Bio-Rad Laboratories, Inc., Class A	2,109,820
12,517		Bio-Techne Corp.	2,560,853
8,081		Cantel Medical Corp.	557,104
Semi-Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
48,680	[2]	Catalent, Inc.	$2,181,838
15,954	[2]	Charles River Laboratories International, Inc.	2,241,058
6,275		Chemed Corp.	2,050,545
32,744	[2]	Covetrus, Inc.	1,076,295
33,693		Encompass Health Corp.	2,171,514
103,284	[2]	Exelixis, Inc.	2,030,563
26,820	[2]	Globus Medical, Inc.	1,209,314
16,646	[2]	Haemonetics Corp.	1,452,863
17,715	[2]	HealthEquity Inc.	1,200,191
22,068		Hill-Rom Holdings, Inc.	2,238,137
5,476	[2]	ICU Medical, Inc.	1,245,790
6,654	[2]	Inogen, Inc.	580,894
23,557	[2]	Integra Lifesciences Corp.	1,229,440
7,413	[2,3]	Ligand Pharmaceuticals, Inc., Class B	932,926
16,428	[2]	Livanova PLC	1,131,725
41,203	[2]	Mallinckrodt PLC	636,998
18,715	[2]	Masimo Corp.	2,435,757
20,365	[2]	Medidata Solutions, Inc.	1,839,774
31,671	[2]	MEDNAX Inc.	885,838
20,779	[2]	Molina Healthcare, Inc.	2,693,582
16,486	[2]	NuVasive, Inc.	999,052
15,361		Patterson Cos., Inc.	335,484
22,731	[2]	PRA Health Sciences, Inc.	2,200,815
7,468	[2]	Prestige Consumer Healthcare, Inc.	219,709
28,229		STERIS PLC	3,697,434
20,415	[2]	Syneos Health, Inc.	958,076
37,596	[2]	Tenet Healthcare Corp.	823,352
12,407	[2]	United Therapeutics Corp.	1,272,586
24,626		West Pharmaceutical Services, Inc.	3,048,453
		TOTAL	53,489,890
		Industrials—15.5%
13,961		Acuity Brands, Inc.	2,042,913
54,810	[2]	AECOM	1,858,059
20,939		AGCO Corp.	1,482,062
18,734	[2]	ASGN, Inc.	1,180,991
23,218	[2]	Avis Budget Group, Inc.	825,400
20,496		Brinks Co. (The)	1,638,245
21,720		Carlisle Cos., Inc.	3,071,642
Semi-Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
16,421	[2]	Clean Harbors, Inc.	$1,247,996
34,244	[2]	Colfax Corp.	1,033,142
17,916		Crane Co.	1,523,756
15,006		Curtiss Wright Corp.	1,709,784
16,144		Deluxe Corp.	721,960
42,212		Donaldson Co., Inc.	2,260,031
11,818	[2]	Dycom Industries, Inc.	586,055
19,777		Emcor Group, Inc.	1,664,037
14,344		EnerSys, Inc.	992,461
8,652		GATX Corp.	667,329
18,423	[2]	Genesee & Wyoming, Inc., Class A	1,633,199
54,880		Graco, Inc.	2,812,600
9,696		Granite Construction, Inc.	435,253
15,928	[3]	Healthcare Services Group, Inc.	539,163
22,268		HNI Corp.	817,458
18,985		Hubbell, Inc.	2,422,486
25,319		IDEX Corp.	3,966,475
12,179		Insperity, Inc.	1,456,121
34,609		ITT Corp.	2,095,575
107,354	[2]	Jet Blue Airways Corp.	1,991,417
32,839		KBR, Inc.	729,683
29,454		Kennametal, Inc.	1,198,778
18,688	[2]	Kirby Corp.	1,527,183
34,097		Knight-Swift Transportation Holdings, Inc.	1,137,135
13,095		Landstar System, Inc.	1,426,831
13,312		Lennox International, Inc.	3,613,542
20,775		Lincoln Electric Holdings	1,813,034
21,154		Manpower, Inc.	2,031,630
14,884	[2]	Mastec, Inc.	753,875
20,176		Miller Herman, Inc.	783,232
11,332		MSA Safety, Inc.	1,245,500
16,003		MSC Industrial Direct Co.	1,338,651
17,065		Nordson Corp.	2,490,637
32,747	[2]	Now, Inc.	478,761
54,292		nVent Electric PLC	1,517,461
23,936		Old Dominion Freight Lines, Inc.	3,573,166
24,195		OshKosh Truck Corp.	1,998,265
17,983		Regal Beloit Corp.	1,529,994
Semi-Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
44,562	[2]	Resideo Technologies, Inc.	$1,011,557
13,401		Ryder System, Inc.	844,263
23,157	[2]	Stericycle, Inc.	1,352,137
13,527	[2]	Teledyne Technologies, Inc.	3,361,595
12,382		Terex Corp.	412,692
24,436		Timken Co.	1,171,706
35,155		Toro Co.	2,571,588
19,959	[2]	Trex Co., Inc.	1,382,560
32,735		Trinity Industries, Inc.	705,767
7,866		Valmont Industries, Inc.	1,060,651
8,883		Watsco, Inc.	1,407,689
16,261		Werner Enterprises, Inc.	544,744
21,925		Woodward, Inc.	2,387,633
38,164	[2,3]	XPO Logistics, Inc.	2,598,205
		TOTAL	92,675,755
		Information Technology—15.8%
37,688	[2]	ACI Worldwide, Inc.	1,338,678
28,542	[2]	Arrow Electronics, Inc.	2,412,084
35,472		Avnet, Inc.	1,724,294
8,459		Belden, Inc.	469,897
12,812		Blackbaud, Inc.	1,015,864
8,127	[2]	CACI International, Inc., Class A	1,584,277
43,286		CDK Global, Inc.	2,611,012
47,339	[2]	Ciena Corp.	1,815,924
20,318	[2]	Cirrus Logic, Inc.	966,730
57,704		Cognex Corp.	2,910,013
6,157	[2]	Coherent, Inc.	911,298
17,429	[2]	Commvault Systems, Inc.	916,765
28,696	[2]	CoreLogic, Inc.	1,165,345
39,407	[2]	Cree, Inc.	2,604,409
126,845		Cypress Semiconductor Corp.	2,179,197
10,944	[2]	Fair Isaac & Co., Inc.	3,061,584
20,409	[2]	First Solar, Inc.	1,255,766
11,813		InterDigital, Inc.	772,452
15,044		j2 Global, Inc.	1,318,155
45,683		Jabil, Inc.	1,380,083
49,292		Leidos Holdings, Inc.	3,621,976
8,222		Littelfuse, Inc.	1,653,033
Semi-Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
18,497	[2]	LiveRamp Holdings, Inc.	$1,078,930
17,941		LogMeIn, Inc.	1,478,338
26,633	[2]	Lumentum Holdings, Inc.	1,650,447
21,024	[2]	Manhattan Associates, Inc.	1,418,069
20,839		Maximus, Inc.	1,534,792
15,469		MKS Instruments, Inc.	1,407,834
12,980		Monolithic Power Systems	2,021,116
36,866		National Instruments Corp.	1,736,389
41,817	[2]	NCR Corp.	1,210,602
22,885	[2]	NetScout Systems, Inc.	672,819
33,867		Perspecta, Inc.	781,650
16,978		Plantronics, Inc.	874,027
35,592	[2]	PTC, Inc.	3,220,008
96,041		Sabre Corp.	1,993,811
13,367		Science Applications International Corp.	1,001,857
22,306	[2]	Semtech Corp.	1,201,624
14,728	[2]	Silicon Laboratories, Inc.	1,585,617
11,624	[2]	Synaptics, Inc.	437,876
11,061		Synnex Corp.	1,193,261
15,437	[2]	Tech Data Corp.	1,645,739
38,602	[2]	Teradata Corp.	1,755,233
60,331		Teradyne, Inc.	2,956,219
84,103	[2]	Trimble, Inc.	3,433,084
14,393	[2]	Tyler Technologies, Inc.	3,337,881
11,598	[2]	Ultimate Software Group, Inc.	3,834,879
14,064		Universal Display Corp.	2,244,614
35,860		Versum Materials, Inc.	1,871,175
15,566	[2]	ViaSat, Inc.	1,413,704
41,984		Vishay Intertechnology, Inc.	831,703
14,304	[2]	WEX, Inc.	3,008,131
19,603	[2]	Zebra Technologies Corp., Class A	4,138,977
		TOTAL	94,659,242
		Materials—6.6%
43,040	[2]	Allegheny Technologies, Inc.	1,072,557
20,792		Aptargroup, Inc.	2,312,902
20,518		Ashland Global Holdings, Inc.	1,652,315
36,303		Bemis Co., Inc.	2,084,518
21,509		Cabot Corp.	976,078
Semi-Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
17,330		Carpenter Technology Corp.	$860,781
58,121		Chemours Co./The	2,092,937
21,947		Commercial Metals Corp.	379,464
5,998		Compass Minerals International, Inc.	344,225
27,010		Domtar, Corp.	1,320,789
12,304		Eagle Materials, Inc.	1,118,557
10,280		Greif, Inc., Class A	406,266
13,571	[2]	Ingevity Corp.	1,560,801
34,330		Louisiana-Pacific Corp.	859,966
12,925		Minerals Technologies, Inc.	811,302
2,828		Newmarket Corp.	1,186,572
58,349		Olin Corp.	1,265,590
54,985		Owens-Illinois, Inc.	1,086,504
28,238		Polyone Corp.	780,498
23,400		Reliance Steel & Aluminum Co.	2,151,864
25,363		Royal Gold, Inc.	2,208,103
43,656		RPM International, Inc.	2,647,736
13,659		Scotts Miracle-Gro Co.	1,161,288
10,053		Sensient Technologies Corp.	704,916
36,055		Silgan Holdings, Inc.	1,079,487
38,673		Sonoco Products Co.	2,438,719
79,469		Steel Dynamics, Inc.	2,517,578
44,423		United States Steel Corp.	692,999
66,974		Valvoline, Inc.	1,239,019
14,867		Worthington Industries, Inc.	596,613
		TOTAL	39,610,944
		Real Estate—9.7%
10,825		Alexander and Baldwin, Inc.	255,687
45,271		American Campus Communities, Inc.	2,136,791
104,504		Brixmor Property Group, Inc.	1,868,532
35,570		Camden Property Trust	3,580,121
43,204		CoreCivic, Inc.	899,075
12,339		Coresite Realty Corp.	1,350,010
39,492		Corporate Office Properties Trust	1,101,037
171,174		Cousins Properties, Inc.	1,638,135
36,994		Cyrusone, Inc.	2,060,196
53,468		Douglas Emmett, Inc.	2,202,347
29,152		EPR PPTYS	2,298,927
Semi-Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
41,311		First Industrial Realty Trust	$1,457,039
43,861		Geo Group, Inc.	878,097
40,717		Healthcare Realty Trust, Inc.	1,257,341
41,294		Highwoods Properties, Inc.	1,840,887
66,515		Hospitality Properties Trust	1,729,390
39,072		JBG Smith Properties	1,662,514
15,806		Jones Lang LaSalle, Inc.	2,443,133
33,492		Kilroy Realty Corp.	2,575,870
28,160		Lamar Advertising Co.	2,327,987
49,015		Liberty Property Trust	2,433,105
15,232		Life Storage, Inc.	1,451,457
27,967		Mack-Cali Realty Corp.	651,072
113,902		Medical PPTYS Trust, Inc.	1,988,729
60,119		National Retail Properties, Inc.	3,163,462
67,721		Omega Healthcare Investors	2,396,646
35,427		Pebblebrook Hotel Trust	1,153,503
15,356		PotlatchDeltic Corp.	593,663
6,770		PS Business Parks, Inc.	1,040,007
45,837		Rayonier, Inc.	1,457,158
43,269	[3]	Realogy Hldgs. Corp.	563,362
63,563		Sabra Health Care REIT, Inc.	1,243,292
57,700		Senior Housing Properties Trust	463,331
34,587	[3]	Tanger Factory Outlet Centers, Inc.	624,641
15,259		Taubman Centers, Inc.	752,269
66,758		Uniti Group, Inc.	733,670
41,795		Urban Edge Properties	776,133
30,446		Weingarten Realty Investors	881,107
		TOTAL	57,929,723
		Utilities—4.4%
17,448		Allete, Inc.	1,421,140
62,993		Aqua America, Inc.	2,460,507
17,536		Black Hills Corp.	1,275,919
38,356		Hawaiian Electric Industries, Inc.	1,591,007
16,517		Idacorp, Inc.	1,635,513
68,713		MDU Resources Group, Inc.	1,796,845
28,410		National Fuel Gas Co.	1,682,156
24,408		New Jersey Resources Corp.	1,222,353
16,269		Northwestern Corp.	1,136,390
Semi-Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
74,358		OGE Energy Corp.	$3,148,318
17,191		ONE Gas, Inc.	1,521,747
25,798		PNM Resources, Inc.	1,198,059
17,318		Southwest Gas Holdings, Inc.	1,440,684
17,169		Spire, Inc.	1,445,458
64,133		UGI Corp.	3,495,890
		TOTAL	26,471,986
		TOTAL COMMON STOCKS (IDENTIFIED COST $367,420,348)	590,607,377
		INVESTMENT COMPANIES—3.8%
9,214,189		Federated Government Obligations Fund, Premier Shares, 2.35%[4]	9,214,189
13,775,386		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[4]	13,777,421
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $22,989,575)	22,991,610
		TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $390,409,923)[5]	613,598,987
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[6]	(14,241,064)
		TOTAL NET ASSETS—100%	$599,357,923
At April 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P MidCap 400 E-Mini Long Futures	44	$8,682,960	June 2019	$366,017
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
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13

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	36,618	31,461,320	43,162,327	74,660,265
Purchases/Additions	—	93,875,840	187,126,551	281,002,391
Sales/Reductions	(2,574)	(116,122,971)	(216,513,492)	(332,639,037)
Balance of Shares Held 4/30/2019	34,044	9,214,189	13,775,386	23,023,619
Value	$1,046,172	$9,214,189	$13,777,421	$24,037,782
Change in Unrealized Appreciation/ Depreciation	$194,878	N/A	$(44)	$194,834
Net Realized Gain/(Loss)	$13,024	N/A	$1,588	$14,612
Dividend Income	$19,079	$274,727	$562,786	$856,592
*	All or portion of the balance/activity for the Fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $8,682,960 at April 30, 2019, which represents 1.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
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14

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
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15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.69	$27.75	$25.13	$27.25	$29.32	$27.33
Income From Investment Operations:
Net investment income	0.11	0.32	0.26[1]	0.34[1]	0.32	0.32
Net realized and unrealized gain (loss)	1.54	(0.01)	5.22	1.03	0.57	2.76
TOTAL FROM INVESTMENT OPERATIONS	1.65	0.31	5.48	1.37	0.89	3.08
Less Distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.28)	(0.32)	(0.33)	(0.31)
Distributions from net realized gain	(4.36)	(4.06)	(2.58)	(3.17)	(2.63)	(0.78)
TOTAL DISTRIBUTIONS	(4.51)	(4.37)	(2.86)	(3.49)	(2.96)	(1.09)
Net Asset Value, End of Period	$20.83	$23.69	$27.75	$25.13	$27.25	$29.32
Total Return[2]	8.74%	0.83%	23.19%	5.85%	3.17%	11.61%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%	0.31%	0.30%	0.30%	0.29%
Net investment income	1.21%[3]	1.28%	1.01%	1.40%	1.15%	1.14%
Expense waiver/reimbursement[4]	0.12%[3]	0.10%	0.12%	0.10%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,617	$154,139	$166,962	$161,135	$153,751	$138,394
Portfolio turnover	15%	29%	35%	33%	36%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.71	$27.77	$25.15	$27.26	$29.33	$27.35
Income From Investment Operations:
Net investment income	0.09	0.26	0.20	0.28[1]	0.25	0.25
Net realized and unrealized gain (loss)	1.53	(0.02)	5.21	1.04	0.57	2.75
TOTAL FROM INVESTMENT OPERATIONS	1.62	0.24	5.41	1.32	0.82	3.00
Less Distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.21)	(0.26)	(0.26)	(0.24)
Distributions from net realized gain	(4.36)	(4.06)	(2.58)	(3.17)	(2.63)	(0.78)
TOTAL DISTRIBUTIONS	(4.49)	(4.30)	(2.79)	(3.43)	(2.89)	(1.02)
Net Asset Value, End of Period	$20.84	$23.71	$27.77	$25.15	$27.26	$29.33
Total Return[2]	8.57%	0.56%	22.86%	5.64%	2.91%	11.29%
Ratios to Average Net Assets:
Net expenses	0.56%[3]	0.56%	0.56%	0.55%	0.55%	0.54%
Net investment income	1.00%[3]	1.03%	0.76%	1.16%	0.91%	0.89%
Expense waiver/reimbursement[4]	0.11%[3]	0.10%	0.09%	0.10%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$383,861	$434,678	$639,787	$660,471	$763,853	$902,685
Portfolio turnover	15%	29%	35%	33%	36%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,		Period Ended 10/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$23.72	$27.78	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.12	0.32	0.26[2]	0.01[2]
Net realized and unrealized gain (loss)	1.54	(0.01)	5.23	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	1.66	0.31	5.49	(0.14)
Less Distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.28)	—
Distributions from net realized gain	(4.36)	(4.06)	(2.58)	—
TOTAL DISTRIBUTIONS	(4.52)	(4.37)	(2.86)	—
Net Asset Value, End of Period	$20.86	$23.72	$27.78	$25.15
Total Return[3]	8.75%	0.83%	23.23%	(0.55)%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.30%	0.30%	0.26%[4]
Net investment income	1.22%[4]	1.26%	0.96%	0.52%[4]
Expense waiver/reimbursement[5]	0.08%[4]	0.07%	0.06%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,880	$46,064	$29,384	$0[6]
Portfolio turnover	15%	29%	35%	33%[7]
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2015 to October 31, 2016.
See Notes which are an integral part of the Financial Statements
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18

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $12,321,209 of securities loaned and including $24,037,782 of investment in affiliated holdings (identified cost $390,409,923)		$613,598,987
Restricted Cash (Note 2)		476,000
Receivable for shares sold		761,357
Income receivable		315,148
Receivable for investments sold		127,420
Income receivable from affiliated holdings		12,778
Receivable for daily variation margin on futures contracts		92,502
Other assets		17,000
TOTAL ASSETS		615,401,192
Liabilities:
Payable for collateral due to broker for securities lending	$12,814,190
Payable for shares redeemed	2,954,922
Payable for investments purchased	68,029
Payable for other service fees (Notes 2 and 5)	81,358
Payable for investment adviser fee (Note 5)	6,637
Payable for administrative fees (Note 5)	594
Accrued expenses (Note 5)	117,539
TOTAL LIABILITIES		16,043,269
Net assets for 28,759,821 shares outstanding		$599,357,923
Net Assets Consists of:
Paid-in capital		$351,027,796
Total distributable earnings		248,330,127
TOTAL NET ASSETS		$599,357,923
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($159,617,109 ÷ 7,663,200 shares outstanding) no par value, unlimited shares authorized		$20.83
Service Shares:
Net asset value per share ($383,860,514 ÷ 18,417,338 shares outstanding), no par value, unlimited shares authorized		$20.84
Class R6 Shares:
Net asset value per share ($55,880,300 ÷ 2,679,283 shares outstanding), no par value, unlimited shares authorized		$20.86
See Notes which are an integral part of the Financial Statements
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19

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $211,524 received from an affiliated holding* and net of foreign taxes withheld of $4,826)			$4,502,555
Net Income on securities loaned (includes $645,068 received from affiliated holdings* related to cash collateral balances)			45,789
Interest			6,109
TOTAL INCOME			4,554,453
Expenses:
Management fee (Note 5)		$883,013
Custodian fees		23,864
Transfer agent fees (Note 2)		185,657
Directors'/Trustees' fees (Note 5)		4,013
Auditing fees		13,488
Legal fees		5,543
Other service fees (Notes 2 and 5)		477,921
Portfolio accounting fees		64,392
Share registration costs		25,066
Printing and postage		13,979
Miscellaneous (Note 5)		33,046
TOTAL EXPENSES		1,729,982
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(235,042)
Reimbursement of other operating expenses (Note 2)	(87,425)
TOTAL WAIVER AND REIMBURSEMENTS		(322,467)
Net expenses			1,407,515
Net investment income			3,146,938
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $14,612 on sales of investments in affiliated holdings*)			28,390,265
Net realized gain on futures contracts			1,119,394
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $194,834 of investments in affiliated holdings*)			12,753,564
Net change in unrealized depreciation of futures contracts			1,087,076
Net realized and unrealized gain (loss) on investments and futures contracts			43,350,299
Change in net assets resulting from operations			$46,497,237
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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20

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,146,938	$8,193,589
Net realized gain	29,509,659	117,098,160
Net change in unrealized appreciation/depreciation	13,840,640	(112,128,220)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,497,237	13,163,529
Distributions to Shareholders:
Institutional Shares	(29,067,501)	(24,273,850)
Service Shares	(80,627,144)	(91,881,445)
Class R6 Shares	(8,549,896)	(6,232,678)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(118,244,541)	(122,387,973)
Share Transactions:
Proceeds from sale of shares	98,297,350	167,111,673
Net asset value of shares issued to shareholders in payment of distributions declared	115,300,969	118,419,740
Cost of shares redeemed	(177,374,462)	(377,559,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	36,223,857	(92,028,088)
Change in net assets	(35,523,447)	(201,252,532)
Net Assets:
Beginning of period	634,881,370	836,133,902
End of period	$599,357,923	$634,881,370
See Notes which are an integral part of the Financial Statements
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21

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain
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fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $322,467 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$40,580	$(29,224)
Service Shares	143,732	(58,201)
Class R6 Shares	1,345	—
TOTAL	$185,657	$(87,425)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$477,921
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $19,312,371. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counter parties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$12,321,209	$12,814,190
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$366,017*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	1,119,394

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$1,087,076
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,249,564	$44,583,091	2,288,309	$56,901,517
Shares issued to shareholders in payment of distributions declared	1,473,626	28,340,674	940,978	23,001,459
Shares redeemed	(2,566,488)	(50,362,534)	(2,738,687)	(70,682,142)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,156,702	$22,561,231	490,600	$9,220,834

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,847,199	$39,289,059	2,668,040	$67,711,023
Shares issued to shareholders in payment of distributions declared	4,076,137	78,441,751	3,648,221	89,186,527
Shares redeemed	(5,838,357)	(118,148,683)	(11,021,808)	(281,309,674)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	84,979	$(417,873)	(4,705,547)	$(124,412,124)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	746,698	$14,425,200	1,656,177	$42,499,133
Shares issued to shareholders in payment of distributions declared	442,344	8,518,544	254,380	6,231,754
Shares redeemed	(451,951)	(8,863,245)	(1,026,244)	(25,567,685)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	737,091	$14,080,499	884,313	$23,163,202
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,978,772	$36,223,857	(3,330,634)	$(92,028,088)
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $390,409,923. The net unrealized appreciation of investments for federal tax purposes was $223,555,081. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $242,334,324 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,779,243. The amounts presented are inclusive of derivative contracts.
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5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Manager waived $214,663 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Manager reimbursed $20,379.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $5,599 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$87,636,879
Sales	$163,342,875
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,087.40	$1.60
Service Shares	$1,000	$1,085.70	$2.90
Class R6 Shares	$1,000	$1,087.50	$1.55
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.26	$1.56
Service Shares	$1,000	$1,022.02	$2.81
Class R6 Shares	$1,000	$1,023.31	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Evaluation and Approval of Advisory Contract–May 2018
Federated mid-cap index fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
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the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
38

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Index Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Max-Cap Index Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	21.2%
Health Care	13.2%
Financials	13.0%
Communication Services	10.0%
Consumer Discretionary	9.9%
Industrials	9.2%
Consumer Staples	7.0%
Energy	5.1%
Utilities	3.1%
Real Estate	2.8%
Materials	2.6%
Derivative Contracts[2]	0.1%
Cash Equivalents[3]	2.6%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL[5]	100.0%
1	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—97.1%
		Communication Services—10.0%
10,394		Activision Blizzard, Inc.	$501,095
3,945	[2]	Alphabet, Inc., Class A	4,729,897
4,052	[2]	Alphabet, Inc., Class C	4,815,721
98,632		AT&T, Inc.	3,053,647
4,846		CBS Corp., Class B	248,454
15,374		CenturyLink, Inc.	175,571
2,236	[2]	Charter Communications, Inc.	829,981
59,723		Comcast Corp., Class A	2,599,742
7,830	[2]	Discovery, Inc., Class C	225,191
4,965	[2]	Discovery, Inc., Class A	153,418
2,111	[2]	DISH Network Corp., Class A	74,138
3,831	[2]	Electronic Arts, Inc.	362,604
31,037	[2]	Facebook, Inc.	6,002,556
2,685	[2]	Fox Corp., Class B	103,373
5,232	[2]	Fox Corp., Class A	203,996
4,758		Interpublic Group of Cos., Inc.	109,434
5,412	[2]	NetFlix, Inc.	2,005,362
1,128		News Corp., Inc., Class B	14,089
3,920		News Corp., Inc., Class A	48,686
3,095		Omnicom Group, Inc.	247,693
1,352	[2]	Take-Two Interactive Software, Inc.	130,914
4,413	[2]	TripAdvisor, Inc.	234,904
9,325	[2]	Twitter, Inc.	372,161
55,901		Verizon Communications, Inc.	3,196,978
3,826		Viacom, Inc., Class B	110,610
23,101		Walt Disney Co.	3,164,144
		TOTAL	33,714,359
		Consumer Discretionary—9.9%
756		Advance Auto Parts, Inc.	125,738
5,537	[2]	Amazon.com, Inc.	10,667,141
3,842		Aptiv PLC	329,259
500	[2]	AutoZone, Inc.	514,155
2,906		Best Buy Co., Inc.	216,235
1,985		Block (H&R), Inc.	54,012
621	[2]	Booking Holdings, Inc.	1,151,949
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
3,229		BorgWarner, Inc.	$134,875
1,868	[2]	Capri Holdings Ltd.	82,341
5,920		Carnival Corp.	324,771
570	[2]	Chipotle Mexican Grill, Inc.	392,183
4,551		D. R. Horton, Inc.	201,655
1,369		Darden Restaurants, Inc.	160,994
3,292		Dollar General Corp.	415,088
3,040	[2]	Dollar Tree, Inc.	338,291
7,203		eBay, Inc.	279,116
1,338		Expedia Group, Inc.	173,726
4,158		Foot Locker, Inc.	237,879
56,085		Ford Motor Co.	586,088
3,627		Gap (The), Inc.	94,592
1,246		Garmin Ltd.	106,832
17,559		General Motors Co.	683,923
2,196		Genuine Parts Co.	225,178
4,244		Hanesbrands, Inc.	76,689
2,999		Harley-Davidson, Inc.	111,653
1,914		Hasbro, Inc.	194,960
3,690		Hilton Worldwide Holdings, Inc.	320,993
15,305		Home Depot, Inc.	3,117,629
4,505		Kohl's Corp.	320,306
3,868		L Brands, Inc.	99,176
3,708		Lennar Corp., Class A	192,927
10,542		Lowe's Cos., Inc.	1,192,722
3,210		Macy's, Inc.	75,563
4,039		Marriott International, Inc., Class A	551,000
15,483	[2]	Mattel, Inc.	188,738
10,115		McDonald's Corp.	1,998,421
7,185		MGM Resorts International	191,337
6,019		Newell Brands, Inc.	86,553
16,827		Nike, Inc., Class B	1,477,915
1,532		Nordstrom, Inc.	62,843
2,523	[2]	Norwegian Cruise Line Holdings Ltd.	142,272
965	[2]	O'Reilly Automotive, Inc.	365,320
2,257		Pulte Group, Inc.	71,005
448		Ralph Lauren Corp.	58,948
5,028		Ross Stores, Inc.	491,035
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
950		Royal Caribbean Cruises Ltd.	$114,893
18,880		Starbucks Corp.	1,466,598
4,684		Tapestry, Inc.	151,153
4,939		Target Corp.	382,377
16,408		TJX Cos., Inc.	900,471
1,278		Tractor Supply Co.	132,273
1,257	[2]	Ulta Beauty, Inc.	438,668
6,523	[2]	Under Armour, Inc.	135,157
6,028	[2]	Under Armour, Inc., Class A	139,187
4,541		V.F. Corp.	428,716
3,788		Yum! Brands, Inc.	395,429
		TOTAL	33,568,948
		Consumer Staples—7.0%
25,669		Altria Group, Inc.	1,394,597
3,882		Archer-Daniels-Midland Co.	173,137
6,986		Campbell Soup Co.	270,288
2,825		Church and Dwight, Inc.	211,734
1,691		Clorox Co.	270,104
12,018		Colgate-Palmolive Co.	874,790
1,092		Conagra Brands, Inc.	33,612
2,997		Constellation Brands, Inc., Class A	634,375
5,879		Costco Wholesale Corp.	1,443,471
6,398		Coty, Inc. - CL A	69,226
1,943		Estee Lauder Cos., Inc., Class A	333,827
8,657		General Mills, Inc.	445,576
1,899		Hershey Foods Corp.	237,090
2,917		Hormel Foods Corp.	116,505
3,947		Kellogg Co.	238,004
4,880		Kimberly-Clark Corp.	626,495
9,317		Kraft Heinz Co./The	309,697
9,419		Kroger Co.	242,822
1,546		Lamb Weston Holdings, Inc.	108,297
1,417		McCormick & Co., Inc.	218,176
2,096		Molson Coors Brewing Co., Class B	134,542
19,859		Mondelez International, Inc.	1,009,830
7,870	[2]	Monster Beverage Corp.	469,052
17,460		PepsiCo, Inc.	2,235,753
21,170		Philip Morris International, Inc.	1,832,475
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
33,825		Procter & Gamble Co.	$3,601,686
1,826		Smucker (J.M.) Co.	223,922
5,854		Sysco Corp.	411,946
54,987		The Coca-Cola Co.	2,697,662
4,040		Tyson Foods, Inc., Class A	303,040
10,607		Walgreens Boots Alliance, Inc.	568,217
19,358		WalMart Inc.	1,990,777
		TOTAL	23,730,725
		Energy—5.1%
7,372		Anadarko Petroleum Corp.	537,050
5,197		Apache Corp.	171,033
5,745		Baker Hughes a GE Co. LLC	137,995
5,834		Cabot Oil & Gas Corp., Class A	151,042
25,708		Chevron Corp.	3,086,503
3,585		Cimarex Energy Co.	246,146
2,824		Concho Resources, Inc.	325,833
17,540		ConocoPhillips	1,107,125
4,807		Devon Energy Corp.	154,497
3,576		Diamondback Energy, Inc.	380,451
9,521		EOG Resources, Inc.	914,492
57,156		Exxon Mobil Corp.	4,588,484
6,176		Halliburton Co.	174,966
2,034		Helmerich & Payne, Inc.	119,030
2,870		Hess Corp.	184,024
5,114		HollyFrontier Corp.	244,091
26,771		Kinder Morgan, Inc.	531,940
9,646		Marathon Oil Corp.	164,368
8,711		Marathon Petroleum Corp.	530,239
5,259		National Oilwell Varco, Inc.	137,470
10,523		Occidental Petroleum Corp.	619,594
3,176		ONEOK, Inc.	215,746
5,301		Phillips 66	499,725
2,416		Pioneer Natural Resources, Inc.	402,167
14,925		Schlumberger Ltd.	636,999
5,415		Valero Energy Corp.	490,924
10,563		Williams Cos., Inc.	299,250
		TOTAL	17,051,184
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Financials—13.0%
992		Affiliated Managers Group	$110,033
6,894		Aflac, Inc.	347,320
6,120		Allstate Corp.	606,247
7,868		American Express Co.	922,366
12,297		American International Group, Inc.	584,968
3,070		Ameriprise Financial, Inc.	450,584
3,029		Aon PLC	545,644
121,279		Bank of America Corp.	3,708,712
12,364		Bank of New York Mellon Corp.	613,996
10,857		BB&T Corp.	555,878
25,280	[2]	Berkshire Hathaway, Inc.	5,478,429
1,702		BlackRock, Inc.	825,878
6,094		Capital One Financial Corp.	565,706
16,586		Charles Schwab Corp.	759,307
4,981		Chubb Ltd.	723,241
1,662		Cincinnati Financial Corp.	159,851
33,953		Citigroup, Inc.	2,400,477
5,912		Citizens Financial Group, Inc.	214,014
4,888		CME Group, Inc.	874,463
4,041		Comerica, Inc.	317,582
6,569		Discover Financial Services	535,308
3,134		E*Trade Group, Inc.	158,768
9,455		Fifth Third Bancorp	272,493
683		First Republic Bank	72,138
8,789		Franklin Resources, Inc.	304,012
2,092		Gallagher (Arthur J.) & Co.	174,933
4,598		Goldman Sachs Group, Inc.	946,820
4,376		Hartford Financial Services Group, Inc.	228,909
15,367		Huntington Bancshares, Inc.	213,909
7,991		Intercontinental Exchange, Inc.	650,068
6,942		Invesco Ltd.	152,516
11,586		Jefferies Financial Group, Inc.	238,324
44,166		JPMorgan Chase & Co.	5,125,464
14,784		KeyCorp	259,459
5,279		Lincoln National Corp.	352,215
3,015		Loews Corp.	154,639
2,037		M & T Bank Corp.	346,433
7,044		Marsh & McLennan Cos., Inc.	664,179
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Financials—continued
16,326		MetLife, Inc.	$753,118
1,330		Moody's Corp.	261,505
18,134		Morgan Stanley	874,965
962		MSCI, Inc., Class A	216,816
1,579		NASDAQ, Inc.	145,584
3,258		Northern Trust Corp.	321,076
4,866		PNC Financial Services Group	666,301
6,505		Principal Financial Group, Inc.	371,826
7,408		Progressive Corp., OH	578,935
5,150		Prudential Financial, Inc.	544,406
1,963		Raymond James Financial, Inc.	179,752
23,578		Regions Financial Corp.	366,166
3,318		S&P Global, Inc.	732,150
2,840		State Street Corp.	192,154
5,574		SunTrust Banks, Inc.	364,986
66	[2]	SVB Financial Group	16,614
8,274		Synchrony Financial	286,860
3,477		T. Rowe Price Group, Inc.	373,778
3,657		The Travelers Cos., Inc.	525,694
979		Torchmark Corp.	85,819
20,765		U.S. Bancorp	1,107,190
2,007		Unum Group	74,098
55,480		Wells Fargo & Co.	2,685,787
1,912		Willis Towers Watson PLC	352,458
2,243		Zions Bancorporation, N.A.	110,647
		TOTAL	43,803,968
		Health Care—13.2%
23,133		Abbott Laboratories	1,840,461
20,155		AbbVie, Inc.	1,600,105
557	[2]	Abiomed, Inc.	154,517
4,389		Agilent Technologies, Inc.	344,537
2,850	[2]	Alexion Pharmaceuticals, Inc.	387,971
938	[2]	Align Technology, Inc.	304,550
4,085		Allergan PLC	600,495
2,192		AmerisourceBergen Corp.	163,874
8,409		Amgen, Inc.	1,507,902
3,341		Anthem, Inc.	878,783
6,409		Baxter International, Inc.	489,007
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,698		Becton Dickinson & Co.	$890,257
3,124	[2]	Biogen, Inc.	716,146
14,649	[2]	Boston Scientific Corp.	543,771
22,253		Bristol-Myers Squibb Co.	1,033,207
4,412		Cardinal Health, Inc.	214,909
9,186	[2]	Celgene Corp.	869,547
5,007	[2]	Centene Corp.	258,161
4,895	[2]	Cerner Corp.	325,273
5,195		CIGNA Corp.	825,174
1,193		Cooper Cos., Inc.	345,875
20,186		CVS Health Corp.	1,097,715
8,173		Danaher Corp.	1,082,432
2,268	[2]	DaVita HealthCare Partners, Inc.	125,284
3,434		Dentsply Sirona, Inc.	175,580
1,902	[2]	Edwards Lifesciences Corp.	334,885
12,796		Eli Lilly & Co.	1,497,644
17,573		Gilead Sciences, Inc.	1,142,948
4,770		HCA Healthcare, Inc.	606,887
4,684	[2]	Henry Schein, Inc.	300,057
6,902	[2]	Hologic, Inc.	320,115
1,834		Humana, Inc.	468,422
407	[2]	IDEXX Laboratories, Inc.	94,424
1,901	[2]	Illumina, Inc.	593,112
2,302	[2]	Incyte Genomics, Inc.	176,794
1,253	[2]	Intuitive Surgical, Inc.	639,819
1,897	[2]	IQVIA Holdings, Inc.	263,493
35,907		Johnson & Johnson	5,070,068
294	[2]	Laboratory Corp. of America Holdings	47,016
3,903		McKesson Corp.	465,433
18,304		Medtronic PLC	1,625,578
34,196		Merck & Co., Inc.	2,691,567
107	[2]	Mettler-Toledo International, Inc.	79,743
12,514	[2]	Mylan NV	337,753
6,655	[2]	Nektar Therapeutics	213,093
1,644		Perrigo Co.	78,780
70,569		Pfizer, Inc.	2,865,807
2,156		Quest Diagnostics, Inc.	207,795
973	[2]	Regeneron Pharmaceuticals, Inc.	333,875
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,967		ResMed, Inc.	$205,571
4,185		Stryker Corp.	790,588
91		Teleflex, Inc.	26,042
5,297		Thermo Fisher Scientific, Inc.	1,469,653
12,979		UnitedHealth Group, Inc.	3,025,016
903		Universal Health Services, Inc., Class B	114,564
1,030	[2]	Varian Medical Systems, Inc.	140,255
2,582	[2]	Vertex Pharmaceuticals, Inc.	436,306
829	[2]	Waters Corp.	177,025
540	[2]	WellCare Health Plans, Inc.	139,509
2,690		Zimmer Biomet Holdings, Inc.	331,300
6,088		Zoetis, Inc.	620,002
		TOTAL	44,706,472
		Industrials—9.2%
7,866		3M Co.	1,490,686
1,320		Alaska Air Group, Inc.	81,708
3,034		Allegion PLC	301,064
4,836		American Airlines Group, Inc.	165,295
2,778		Ametek, Inc.	244,936
7,459		Boeing Co.	2,817,190
2,185		C.H. Robinson Worldwide, Inc.	176,985
7,945		Caterpillar, Inc.	1,107,692
1,145		Cintas Corp.	248,625
39	[2]	Copart, Inc.	2,625
9,951		CSX Corp.	792,398
2,139		Cummins, Inc.	355,694
3,272		Deere & Co.	541,941
8,001		Delta Air Lines, Inc.	466,378
3,673		Dover Corp.	360,101
6,022		Eaton Corp. PLC	498,742
8,700		Emerson Electric Co.	617,613
194		Equifax, Inc.	24,434
2,110		Expeditors International Washington, Inc.	167,576
1,310		Fastenal Co.	92,421
2,341		FedEx Corp.	443,526
1,399		Flowserve Corp.	68,593
5,845		Fortive Corp.	504,657
2,489		Fortune Brands Home & Security, Inc.	131,369
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,704		General Dynamics Corp.	$483,259
115,678		General Electric Co.	1,176,445
529		Grainger (W.W.), Inc.	149,178
602		Harris Corp.	101,437
9,780		Honeywell International, Inc.	1,698,101
528		Huntington Ingalls Industries, Inc.	117,522
7,770	[2]	IHS Markit Ltd.	444,910
4,261		Illinois Tool Works, Inc.	663,139
2,948		Ingersoll-Rand Plc, Class A	361,454
1,141		Jacobs Engineering Group, Inc.	88,930
11,805		Johnson Controls International PLC	442,688
1,094		Kansas City Southern Industries, Inc.	134,715
1,018		L3 Technologies, Inc.	222,514
2,767		Lockheed Martin Corp.	922,324
7,980		Masco Corp.	311,699
5,911		Nielsen Holdings PLC	150,908
3,407		Norfolk Southern Corp.	695,096
2,359		Northrop Grumman Corp.	683,898
4,826		PACCAR, Inc.	345,879
1,856		Parker-Hannifin Corp.	336,085
1,900		Pentair PLC	74,081
1,120		Quanta Services, Inc.	45,472
3,839		Raytheon Co.	681,768
3,285		Republic Services, Inc.	272,064
1,115		Robert Half International, Inc.	69,230
1,482		Rockwell Automation, Inc.	267,812
1,256		Rollins, Inc.	48,570
1,870		Roper Technologies, Inc.	672,639
2,485		Smith (A.O.) Corp.	130,636
545		Snap-On, Inc.	91,713
9,732		Southwest Airlines Co.	527,766
2,266		Stanley Black & Decker Inc.	332,196
2,538		Textron Inc.	134,514
1,007	[2]	Transdigm Group, Inc.	485,898
9,553		Union Pacific Corp.	1,691,263
2,616	[2]	United Continental Holdings Inc.	232,458
10,741		United Parcel Service, Inc.	1,140,909
2,356	[2]	United Rentals, Inc.	332,008
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Industrials—continued
10,831		United Technologies Corp.	$1,544,609
1,946		Verisk Analytics, Inc.	274,658
1,351		Wabtec Corp.	100,069
6,775		Waste Management, Inc.	727,229
354		Xylem, Inc.	29,524
		TOTAL	31,139,516
		Information Technology—21.2%
8,730		Accenture PLC	1,594,709
6,531	[2]	Adobe, Inc.	1,889,092
10,428	[2]	Advanced Micro Devices, Inc.	288,126
4,345	[2]	Akamai Technologies, Inc.	347,861
764		Alliance Data Systems Corp.	122,316
4,326		Amphenol Corp., Class A	430,697
4,989		Analog Devices, Inc.	579,921
253	[2]	Ansys, Inc.	49,537
60,123		Apple, Inc.	12,064,882
13,526		Applied Materials, Inc.	596,091
164	[2]	Arista Networks, Inc.	51,216
3,959	[2]	Autodesk, Inc.	705,533
5,846		Automatic Data Processing, Inc.	961,024
5,319		Broadcom, Inc.	1,693,570
1,633		Broadridge Financial Solutions	192,906
3,243	[2]	Cadence Design Systems, Inc.	224,999
59,175		Cisco Systems, Inc.	3,310,841
1,537		Citrix Systems, Inc.	155,176
8,147		Cognizant Technology Solutions Corp.	594,405
10,567		Corning, Inc.	336,559
1,190		DXC Technology Co.	78,231
1,821	[2]	F5 Networks, Inc.	285,715
4,618		Fidelity National Information Services, Inc.	535,365
3,410	[2]	Fiserv, Inc.	297,488
1,056	[2]	FleetCor Technologies Inc.	275,563
1,984		FLIR Systems, Inc.	105,033
3,804	[2]	Fortinet Inc.	355,370
984	[2]	Gartner, Inc., Class A	156,426
3,298		Global Payments, Inc.	481,739
1,157		Henry Jack & Associates, Inc.	172,462
19,038		Hewlett Packard Enterprise Co.	300,991
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Information Technology—continued
21,208		Hewlett-Packard Co.	$423,100
12,148		IBM Corp.	1,704,000
60,836		Intel Corp.	3,105,069
4,082		Intuit, Inc.	1,024,827
4,976		Juniper Networks, Inc.	138,184
4,355	[2]	Keysight Technologies, Inc.	379,016
2,320		KLA-Tencor Corp.	295,754
2,104		Lam Research Corp.	436,433
12,060		Mastercard, Inc.	3,066,134
695		Maxim Integrated Products, Inc.	41,700
3,262		Microchip Technology, Inc.	325,841
19,106	[2]	Micron Technology, Inc.	803,598
101,417		Microsoft Corp.	13,245,060
1,971		Motorola, Inc.	285,618
3,276		NetApp, Inc.	238,657
7,170		NVIDIA Corp.	1,297,770
34,731		Oracle Corp.	1,921,666
4,673		Paychex, Inc.	393,981
15,401	[2]	PayPal, Inc.	1,736,771
3,932	[2]	Qorvo, Inc.	297,298
16,642		Qualcomm, Inc.	1,433,375
3,232	[2]	Red Hat, Inc.	589,937
10,072	[2]	Salesforce.com, Inc.	1,665,405
3,501		Seagate Technology PLC	169,168
2,455		Skyworks Solutions, Inc.	216,482
9,359		Symantec Corp.	226,581
551	[2]	Synopsys, Inc.	66,715
2,655		TE Connectivity Ltd.	253,951
12,866		Texas Instruments, Inc.	1,516,001
2,418		Total System Services, Inc.	247,216
1,238	[2]	Verisign, Inc.	244,443
23,597		Visa, Inc., Class A	3,880,055
3,888		Western Digital Corp.	198,755
7,729		Xerox Corp.	257,839
3,135		Xilinx, Inc.	376,639
		TOTAL	71,736,883
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Materials—2.6%
2,822		Air Products & Chemicals, Inc.	$580,739
1,118		Avery Dennison Corp.	123,707
7,220		Ball Corp.	432,767
1,910		Celanese Corp.	206,070
6,662		CF Industries Holdings, Inc.	298,324
9,118		Dow, Inc	517,283
27,355		DowDuPont, Inc.	1,051,800
2,267		Eastman Chemical Co.	178,821
4,298		Ecolab, Inc.	791,176
19,393		Freeport-McMoRan, Inc.	238,728
1,420		International Flavors & Fragrances, Inc.	195,662
5,859		International Paper Co.	274,260
7,325		Linde PLC	1,320,404
4,135		LyondellBasell Investment LLC	364,831
858		Martin Marietta Materials	190,390
10,282		Mosaic Co./The	268,463
10,000		Newmont Goldcorp Corp	310,600
4,064		Nucor Corp.	231,932
1,229		Packaging Corp. of America	121,868
1,729		PPG Industries, Inc.	203,157
1,387		Sealed Air Corp.	64,662
1,167		Sherwin-Williams Co.	530,787
1,920		Vulcan Materials Co.	242,131
3,455		WestRock Co.	132,603
		TOTAL	8,871,165
		Real Estate—2.8%
403		Alexandria Real Estate Equities, Inc.	57,383
6,745		American Tower Corp.	1,317,298
1,449		Apartment Investment & Management Co., Class A	71,523
1,699		Avalonbay Communities, Inc.	341,380
2,166		Boston Properties, Inc.	298,085
7,317	[2]	CBRE Group, Inc.	380,996
4,302		Crown Castle International Corp.	541,106
2,751		Digital Realty Trust, Inc.	323,820
3,791		Duke Realty Corp.	117,976
760		Equinix, Inc.	345,572
4,538		Equity Residential Properties Trust	346,794
772		Essex Property Trust, Inc.	218,090
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Real Estate—continued
3,274		Extra Space Storage, Inc.	$339,481
967		Federal Realty Investment Trust	129,433
5,398		HCP, Inc.	160,752
8,327		Host Hotels & Resorts, Inc.	160,211
4,703		Iron Mountain, Inc.	152,753
4,350		Kimco Realty Corp.	75,647
1,236		Mid-American Apartment Communities, Inc.	135,231
6,258		ProLogis Inc.	479,801
2,154		Public Storage, Inc.	476,422
3,634		Realty Income Corp.	254,416
2,205		Regency Centers Corp.	148,110
2,337	[2]	SBA Communications, Corp.	476,117
5,012		Simon Property Group, Inc.	870,584
1,334		SL Green Realty Corp.	117,846
3,000		UDR, Inc.	134,850
4,278		Ventas, Inc.	261,429
2,781		Vornado Realty Trust L.P.	192,278
7,192		Welltower, Inc. REIT	536,020
3,857		Weyerhaeuser Co.	103,368
		TOTAL	9,564,772
		Utilities—3.1%
7,146		AES Corp.	122,340
2,845		Ameren Corp.	207,031
6,450		American Electric Power Co., Inc.	551,797
2,616		American Water Works Co., Inc.	283,025
1,257		Atmos Energy Corp.	128,641
11,876		CenterPoint Energy, Inc.	368,156
3,227		CMS Energy Corp.	179,260
2,454		Consolidated Edison Co.	211,437
12,757		Dominion Energy, Inc.	993,388
2,185		DTE Energy Co.	274,676
10,088		Duke Energy Corp.	919,219
4,727		Edison International	301,441
886		Entergy Corp.	85,853
6,160		Evergy, Inc.	356,171
3,973		EverSource Energy	284,705
16,156		Exelon Corp.	823,148
2,938		FirstEnergy Corp.	123,484
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Utilities—continued
6,501		NextEra Energy, Inc.	$1,264,054
7,515		NRG Energy, Inc.	309,393
1,173		Pinnacle West Capital Corp.	111,752
10,622		PPL Corp.	331,513
6,358		Public Service Enterprises Group, Inc.	379,255
3,924		Sempra Energy	502,076
14,470		Southern Co.	770,093
3,822		WEC Energy Group, Inc.	299,759
6,330		Xcel Energy, Inc.	357,645
		TOTAL	10,539,312
		TOTAL COMMON STOCKS (IDENTIFIED COST $94,020,224)	328,427,304
		INVESTMENT COMPANY—2.6%
8,824,920		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.520%[3] (IDENTIFIED COST $8,824,872)	8,826,684
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $102,845,096)[4]	337,253,988
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	1,183,838
		TOTAL NET ASSETS—100%	$338,437,826
At April 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P 500 E-Mini Long Futures	14	$2,063,950	June 2019	$46,829
2S&P 500 Index Long Futures	10	$7,371,250	June 2019	$348,743
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$395,572
Unrealized Appreciation on Futures Contract is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	294,759	4,962,155	5,256,914
Purchases/Additions	8,995,032	39,427,143	48,422,175
Sales/Reductions	(9,289,791)	(35,564,378)	(44,854,169)
Balance of Shares Held 4/30/2019	—	8,824,920	8,824,920
Value	$—	$8,826,684	$8,826,684
Change in Unrealized Appreciation/Depreciation	N/A	$1,675	$1,675
Net Realized Gain/(Loss)	N/A	$510	$510
Dividend Income	$6,403	$119,477	$125,880
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,435,200 at April 30, 2019, which represents 2.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.74	$15.09	$14.54	$16.06	$17.27	$16.34
Income From Investment Operations:
Net investment income	0.03[1]	0.06[1]	0.09	0.11	0.11	0.09
Net realized and unrealized gain	0.75	0.75	2.75	0.32	0.51	2.29
TOTAL FROM INVESTMENT OPERATIONS	0.78	0.81	2.84	0.43	0.62	2.38
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.09)	(0.11)	(0.11)	(0.09)
Distributions from net realized gain	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)
TOTAL DISTRIBUTIONS	(3.91)	(3.16)	(2.29)	(1.95)	(1.83)	(1.45)
Net Asset Value, End of Period	$9.61	$12.74	$15.09	$14.54	$16.06	$17.27
Total Return[2]	9.04%	6.09%	22.22%	3.19%	3.71%	15.74%
Ratios to Average Net Assets:
Net expenses	1.42%[3]	1.41%	1.42%	1.42%	1.42%	1.42%
Net investment income	0.70%[3]	0.48%	0.60%	0.75%	0.61%	0.56%
Expense waiver/reimbursement[4]	0.09%[3]	0.06%	0.05%	0.05%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,013	$37,324	$41,904	$36,956	$40,273	$38,684
Portfolio turnover	17%	30%	31%	31%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.92	$15.27	$14.68	$16.19	$17.39	$16.45
Income From Investment Operations:
Net investment income	0.05[1]	0.10[1]	0.12	0.15	0.16	0.13
Net realized and unrealized gain	0.76	0.74	2.80	0.34	0.52	2.31
TOTAL FROM INVESTMENT OPERATIONS	0.81	0.84	2.92	0.49	0.68	2.44
Less Distributions:
Distributions from net investment income	(0.06)	(0.10)	(0.13)	(0.16)	(0.16)	(0.14)
Distributions from net realized gain	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)
TOTAL DISTRIBUTIONS	(3.92)	(3.19)	(2.33)	(2.00)	(1.88)	(1.50)
Net Asset Value, End of Period	$9.81	$12.92	$15.27	$14.68	$16.19	$17.39
Total Return[2]	9.20%	6.31%	22.65%	3.56%	4.05%	16.05%
Ratios to Average Net Assets:
Net expenses	1.11%[3]	1.11%	1.11%	1.10%	1.10%	1.10%
Net investment income	1.00%[3]	0.79%	0.92%	1.07%	0.93%	0.87%
Expense waiver/reimbursement[4]	0.12%[3]	0.07%	0.07%	0.08%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,028	$41,765	$47,867	$47,998	$45,190	$43,501
Portfolio turnover	17%	30%	31%	31%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.09	$15.42	$14.80	$16.31	$17.50	$16.54
Income From Investment Operations:
Net investment income	0.09[1]	0.21[1]	0.25	0.28	0.27	0.27
Net realized and unrealized gain	0.77	0.75	2.80	0.31	0.54	2.31
TOTAL FROM INVESTMENT OPERATIONS	0.86	0.96	3.05	0.59	0.81	2.58
Less Distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.23)	(0.26)	(0.28)	(0.26)
Distributions from net realized gain	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)
TOTAL DISTRIBUTIONS	(3.95)	(3.29)	(2.43)	(2.10)	(2.00)	(1.62)
Net Asset Value, End of Period	$10.00	$13.09	$15.42	$14.80	$16.31	$17.50
Total Return[2]	9.64%	7.16%	23.55%	4.30%	4.87%	16.94%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.75%[3]	1.56%	1.67%	1.82%	1.68%	1.62%
Expense waiver/reimbursement[4]	0.12%[3]	0.11%	0.08%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,688	$137,792	$201,836	$208,577	$257,742	$266,292
Portfolio turnover	17%	30%	31%	31%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.94	$15.28	$14.69	$16.20	$17.40	$16.45
Income From Investment Operations:
Net investment income	0.07[1]	0.16[1]	0.17	0.21	0.21	0.22
Net realized and unrealized gain	0.76	0.75	2.81	0.34	0.54	2.30
TOTAL FROM INVESTMENT OPERATIONS	0.83	0.91	2.98	0.55	0.75	2.52
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.19)	(0.22)	(0.23)	(0.21)
Distributions from net realized gain	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)
TOTAL DISTRIBUTIONS	(3.94)	(3.25)	(2.39)	(2.06)	(1.95)	(1.57)
Net Asset Value, End of Period	$9.83	$12.94	$15.28	$14.69	$16.20	$17.40
Total Return[2]	9.41%	6.85%	23.14%	4.01%	4.52%	16.62%
Ratios to Average Net Assets:
Net expenses	0.66%[3]	0.66%	0.66%	0.65%	0.65%	0.65%
Net investment income	1.45%[3]	1.24%	1.39%	1.52%	1.38%	1.32%
Expense waiver/reimbursement[4]	0.38%[3]	0.35%	0.35%	0.36%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,710	$110,443	$144,226	$180,503	$218,171	$270,634
Portfolio turnover	17%	30%	31%	31%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $8,826,684 of investment in an affiliated holding (identified cost $102,845,096)		$337,253,988
Restricted cash (Note 2)		403,200
Receivable for shares sold		660,744
Income receivable		300,724
Receivable for daily variation margin on futures contracts		142,713
Other assets		8,202
TOTAL ASSETS		338,769,571
Liabilities:
Payable for shares redeemed	$143,435
Payable for transfer agent fee (Note 2)	64,703
Payable for distribution services fee (Note 5)	44,337
Payable for other service fees (Notes 2 and 5)	41,139
Payable for portfolio accounting fees	28,464
Payable for management fee (Note 5)	2,071
Accrued expenses	7,596
TOTAL LIABILITIES		331,745
Net assets for 34,274,842 shares outstanding		$338,437,826
Net Assets Consists of:
Paid-in capital		$86,737,118
Total distributable earnings		251,700,708
TOTAL NET ASSETS		$338,437,826
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($37,012,985 ÷ 3,852,523 shares outstanding), no par value, unlimited shares authorized	$9.61
Offering price per share	$9.61
Redemption proceeds per share (99.00/100 of $9.61)	$9.51
Class R Shares:
Net asset value per share ($41,027,556 ÷ 4,180,993 shares outstanding), no par value, unlimited shares authorized	$9.81
Offering price per share	$9.81
Redemption proceeds per share	$9.81
Institutional Shares:
Net asset value per share ($144,687,587 ÷ 14,475,568 shares outstanding), no par value, unlimited shares authorized	$10.00
Offering price per share	$10.00
Redemption proceeds per share	$10.00
Service Shares:
Net asset value per share ($115,709,698 ÷ 11,765,758 shares outstanding), no par value, unlimited shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share	$9.83
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Dividends (including $119,477 received from an affiliated holding*)			$3,331,446
Net Income on securities loaned (includes $6,403 received from an affiliated holding related to cash collateral balances*)			441
Interest			3,733
TOTAL INCOME			3,335,620
Expenses:
Management fee (Note 5)		$473,539
Custodian fees		26,058
Transfer agent fees (Note 2)		173,734
Directors'/Trustees' fees (Note 5)		2,930
Auditing fees		13,488
Legal fees		7,744
Distribution services fee (Note 5)		392,549
Other service fees (Notes 2 and 5)		178,460
Portfolio accounting fees		57,428
Share registration costs		30,493
Printing and postage		15,123
Miscellaneous (Note 5)		25,434
TOTAL EXPENSES		1,396,980
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(141,297)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(189,841)
TOTAL WAIVERS AND REIMBURSEMENTS		(331,138)
Net expenses			1,065,842
Net investment income			2,269,778
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Statement of Operations–continued
Net realized gain on investments and foreign currency translations (including net realized gain of $510 on sales of investments in an affiliated holding*)	$20,206,020
Net realized gain on futures contracts	249,446
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,675 of investments in an affiliated holding*)	5,574,760
Net change in unrealized appreciation of futures contracts	789,170
Net realized and unrealized gain on investments and futures contracts	26,819,396
Change in net assets resulting from operations	$29,089,174
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,269,778	$4,866,195
Net realized gain	20,455,466	97,522,855
Net change in unrealized appreciation/depreciation	6,363,930	(72,935,297)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,089,174	29,453,753
Distributions to Shareholders:
Class C Shares	(11,416,546)	(8,697,887)
Class R Shares	(12,411,708)	(9,941,025)
Institutional Shares	(41,434,384)	(42,057,608)
Service Shares	(33,674,054)	(29,040,886)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(98,936,692)	(89,737,406)
Share Transactions:
Proceeds from sale of shares	34,908,923	67,012,997
Net asset value of shares issued to shareholders in payment of distributions declared	94,800,899	85,243,020
Cost of shares redeemed	(48,748,120)	(200,481,482)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	80,961,702	(48,225,465)
Change in net assets	11,114,184	(108,509,118)
Net Assets:
Beginning of period	327,323,642	435,832,760
End of period	$338,437,826	$327,323,642
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
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except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $331,138 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$11,593	$—
Class R Shares	57,020	(6,492)
Institutional Shares	74,129	(23,456)
Service Shares	30,992	(25,486)
TOTAL	$173,734	$(55,434)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$44,054
Service Shares	134,406
TOTAL	$178,460
For the six months ended April 30, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $10,866,267. This is based on amounts held as of each month-end throughout the six month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2019, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$395,572*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	249,446

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	789,170
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	304,966	$2,811,284	496,332	$6,437,756
Shares issued to shareholders in payment of distributions declared	1,226,390	10,810,196	662,653	8,182,670
Shares redeemed	(609,448)	(5,558,013)	(1,004,914)	(13,037,505)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	921,908	$8,063,467	154,071	$1,582,921

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	556,013	$5,295,531	764,486	$10,050,608
Shares issued to shareholders in payment of distributions declared	1,303,094	11,731,500	750,323	9,405,085
Shares redeemed	(909,790)	(8,699,527)	(1,418,383)	(18,664,398)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	949,317	$8,327,504	96,426	$791,295
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,981,949	$18,445,988	2,615,564	$37,400,961
Shares issued to shareholders in payment of distributions declared	4,250,073	39,006,827	3,071,318	39,050,085
Shares redeemed	(2,285,681)	(21,693,700)	(8,249,556)	(112,742,563)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,946,341	$35,759,115	(2,562,674)	$(36,291,517)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	863,825	$8,356,120	989,046	$13,123,672
Shares issued to shareholders in payment of distributions declared	3,682,589	33,252,376	2,276,922	28,605,180
Shares redeemed	(1,315,316)	(12,796,880)	(4,169,255)	(56,037,016)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,231,098	$28,811,616	(903,287)	$(14,308,164)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,048,664	$80,961,702	(3,215,464)	$(48,225,465)
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $102,845,096. The net unrealized appreciation of investments for federal tax purposes was $234,804,464. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $235,496,986 and net unrealized depreciation from investments for those securities having an excess of cost over value of $692,522. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Manager voluntarily waived $137,685 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Manager reimbursed $3,612.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$132,539	$—
Class R Shares	97,254	—
Service Shares	162,756	(134,407)
TOTAL	$392,549	$(134,407)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $77,649 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, FSC retained $111 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $2,311 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the
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Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$53,371,763
Sales	$71,869,409
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,090.40	$7.36
Class R Shares	$1,000	$1,092.00	$5.76
Institutional Shares	$1,000	$1,096.40	$1.87
Service Shares	$1,000	$1,094.10	$3.43
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.10
Class R Shares	$1,000	$1,019.30	$5.56
Institutional Shares	$1,000	$1,023.00	$1.81
Service Shares	$1,000	$1,021.50	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.42%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
federated max-cap index fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Semi-Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
Semi-Annual Shareholder Report

group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019